UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1 – Report to Stockholders

September 30, 2011

Semi-Annual Report (Unaudited)

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6-month	12-month
US large cap equities	(13.78)%	1.14%
(S&P 500® Index)
US small cap equities	(23.12)	(3.53)
(Russell 2000® Index)
International equities	(17.74)	(9.36)
(MSCI Europe, Australasia,
Far East Index)
Emerging market equities	(23.45)	(16.15)
(MSCI Emerging Markets
Index)
3-month Treasury	0.05	0.14
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	16.14	9.28
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	6.20	5.26
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax exempt municipal	7.85	3.88
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	(5.12)	1.75
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Period Ended September 30, 2011

Throughout the six-month period ended September 30, 2011, the Federal Open Market Committee (“FOMC”) maintained the federal funds rate in a target range of 0.00% to 0.25%. At its August 9 meeting, the FOMC revised its previous statement that it would keep the federal funds rate at low levels for an “extended period” and instead stated that economic conditions are likely to warrant “exceptionally low levels for the federal funds rate at least through mid-2013.” The decision was not unanimous as three FOMC officials voted against the action.

In September, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing $400 billion of long-term Treasury bonds, to be offset with the sale of an equal amount of short-term Treasury securities, before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated throughout the period as fiscal problems spread from the peripheral European countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core economies of France and Germany. In order to improve liquidity conditions, the European Central Bank (“ECB”) took action in June, extending the expiration of its longer-term refinancing operations until September 2011. The US Federal Reserve Bank also lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. Later in the period, the ECB announced that it will provide three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) be increased to €440 billion (close to $600 billion in US dollar terms). It was also proposed that the scope of the EFSF be broadened to provide additional funds to purchase government bonds in the secondary market to support fiscally challenged countries and recapitalize euro-zone banks. Political tensions among EU policymakers prolonged the ratification of the proposal through the remainder of the reporting period. The last ratification needed to implement the rescue package finally came in mid-October. While the increase in the bailout fund took effect upon approval of the agreement, the implementation of secondary market purchases is pending the establishment and approval of guidelines for the purchase program by finance ministers in the euro zone.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.10% during the period, due in part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.63% at the end of September from 0.54% at the end of March.

In the tax-exempt market, low rates and asset outflows continued to dominate the landscape. Tax-exempt money fund assets declined 9.3% during the six-month period ended September 30, 2011, to $288 billion. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on weekly variable rate demand notes (“VRDNs”) issued by municipalities (as calculated by SIFMA), declined during the period, with rates averaging 0.17% for the six months and ranging from 0.27% down to 0.07%, an all-time low for the index. The extraordinarily low rates seen during the period were driven by the forces of increased demand in a lower-supply environment.

Demand for VRDNs was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 as a result of two apparent factors: a credit environment in which it is difficult for marginal-quality credits to come to market, and a fiscal austerity movement at the local municipal government level. Year-to-date, we’ve seen approximately $43.5 billion of notes issued, which is 5.6% lower than the same time period in 2010.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Fund Information as of September 30, 2011

BBIF Government Securities Fund

BBIF Government Securities Fund's (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund's (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	5

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Class 2	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Class 3	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Class 4	$1,000.00	$1,000.00	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Class 2	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Class 3	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Class 4	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.70	$0.30	0.06%

[1]	For each class of the Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the Fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

6	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC” and “Treasury LLC”, or collectively, the “Master LLCs”), respectively[1]	$296,168,046	$1,291,449,087
Capital shares sold receivable	2,365,339	420,785
Prepaid expenses	17,993	23,238
Total assets	298,551,378	1,291,893,110

Liabilities
Contributions payable to the Master LLCs	2,365,339	420,785
Other accrued expenses payable	59,948	15,208
Total liabilities	2,425,287	435,993
Net Assets	$296,126,091	$1,291,457,117

Net Assets Consist of
Paid-in capital[2,3]	$296,117,420	$1,291,392,470
Accumulated net realized gain allocated from the Master LLCs	8,671	64,647
Net Assets	$296,126,091	$1,291,457,117

Net Asset Value
Class 1:
Net assets	$5,943,190	$23,148,949
Shares outstanding	5,943,031	23,148,589
Net asset value	$1.00	$1.00
Class 2:
Net assets	$47,170,885	$118,793,815
Shares outstanding	47,168,991	118,783,865
Net asset value	$1.00	$1.00
Class 3:
Net assets	$100,008,636	$335,833,952
Shares outstanding	100,006,281	335,811,209
Net asset value	$1.00	$1.00
Class 4:
Net assets	$143,003,380	$813,680,401
Shares outstanding	142,999,119	813,648,808
Net asset value	$1.00	$1.00
[1] Investments at cost	$296,168,046	$1,291,449,087
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$0.10	$0.10

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	7

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)	BBIF Government Securities Fund	BBIF Treasury Fund
Investment Income

Net investment income allocated from the Master LLCs:
Interest	$122,262	$337,642
Total expenses	(440,536)	(959,739)
Fees waived	383,881	863,087
Total income	65,607	240,990

Expenses
Administration	394,281	1,409,748
Service and distribution — Class 1	38,593	81,350
Service and distribution — Class 2	160,905	387,141
Service and distribution — Class 3	194,599	669,717
Service and distribution — Class 4	281,101	1,174,834
Transfer agent — Class 1	2,026	3,794
Transfer agent — Class 2	2,709	5,776
Transfer agent — Class 3	2,002	5,157
Transfer agent — Class 4	3,662	4,154
Registration	102,104	275,271
Printing	9,816	19,816
Professional	12,230	15,589
Officer	58	249
Miscellaneous	7,298	8,204
Total expenses	1,211,384	4,060,800
Less fees waived by administrator	(393,506)	(1,409,719)
Less expenses reimbursed by administrator	(66,754)	(78,399)
Less service and distribution fees waived — Class 1	(38,593)	(81,350)
Less service and distribution fees waived — Class 2	(160,905)	(387,141)
Less service and distribution fees waived — Class 3	(194,599)	(669,717)
Less service and distribution fees waived — Class 4	(281,101)	(1,174,834)
Less transfer agent fees reimbursed — Class 1	(2,026)	(3,794)
Less transfer agent fees reimbursed — Class 2	(2,709)	(5,776)
Less transfer agent fees reimbursed — Class 3	(2,002)	(5,157)
Less transfer agent fees reimbursed — Class 4	(3,662)	(4,154)
Total expenses after fees waived and reimbursed	65,527	240,759
Net investment income	80	231

Realized Gain Allocated from the Master LLCs
Net realized gain from investments	6,508	36,694
Net Increase in Net Assets Resulting from Operations	$6,588	$36,925

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Statements of Changes in Net Assets

	BBIF Government Securities Fund		BBIF Treasury Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations

Net investment income	$80	$152	$231	$210
Net realized gain	6,508	22,981	36,694	68,639
Net increase in net assets resulting from operations	6,588	23,133	36,925	68,849

Dividends and Distributions to Shareholders From

Net investment income:
Class 1	(2)	(3)	(4)	(4)
Class 2	(12)	(23)	(24)	(28)
Class 3	(27)	(48)	(74)	(83)
Class 4	(39)	(78)	(129)	(95)
Net realized gain:
Class 1	—	(787)	—	(1,401)
Class 2	—	(4,783)	—	(10,934)
Class 3	—	(9,512)	—	(31,411)
Class 4	—	(15,681)	—	(35,039)
Decrease in net assets resulting from dividends and distributions to shareholders	(80)	(30,915)	(231)	(78,995)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	8,060,402	(71,675,297)	290,977,272	(178,431,278)

Net Assets

Total increase (decrease) in net assets	8,066,910	(71,683,079)	291,013,966	(178,441,424)
Beginning of period	288,059,181	359,742,260	1,000,443,151	1,178,884,575
End of period	$296,126,091	$288,059,181	$1,291,457,117	$1,000,443,151

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	9

Financial Highlights	BBIF Government Securities Fund

	Class 1
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0019	0.0274	0.0351
Net realized gain	0.0000	0.0001	0.0001	0.0000	0.0013	0.0003
Net increase from investment operations	0.0000	0.0001	0.0001	0.0019	0.0287	0.0354
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0019)	(0.0274)	(0.0351)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0019)	(0.0274)	(0.0351)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.02%	0.19%	2.77%	3.55%

Ratios to Average Net Assets[3]
Total expenses	1.41%[4,5]	1.46%[5]	1.50%	1.61%	1.62%	1.59%
Total expenses after fees waived and reimbursed	0.08%[4]	0.18%	0.22%	1.06%	1.62%	1.59%
Net investment income	0.00%[4,6]	0.00%[6]	0.00%[6]	0.19%	2.68%	3.51%

Supplemental Data
Net assets, end of period (000)	$5,943	$7,132	$13,270	$9,160	$10,544	$11,122

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.24% and 0.21%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Financial Highlights (continued)	BBIF Government Securities Fund

	Class 2
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.0000	(0.0000)	0.0000	0.0051	0.0336	0.0407
Net realized gain	0.0000	0.0001	0.0000	0.0001	0.0011	0.0004
Net increase from investment operations	0.0000	0.0001	0.0000	0.0052	0.0347	0.0411
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0051)	(0.0336)	(0.0407)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0051)	(0.0336)	(0.0407)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.02%	0.51%	3.41%	4.13%

Ratios to Average Net Assets[3]
Total expenses	1.05%[4,5]	1.13%[5]	1.18%	1.27%	1.26%	1.28%
Total expenses after fees waived and reimbursed	0.08%[4]	0.18%	0.21%	0.76%	1.00%	1.03%
Net investment income (loss)	0.00%[4,6]	(0.00)%[7]	0.00%[6]	0.51%	3.32%	4.07%

Supplemental Data
Net assets, end of period (000)	$47,171	$48,804	$60,953	$70,723	$88,881	$82,655

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.24% and 0.21%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.
[7]	Amount is less than (0.01)%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	11

Financial Highlights (continued)	BBIF Government Securities Fund

	Class 3
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0070	0.0368	0.0439
Net realized gain	0.0000	0.0001	0.0000	0.0001	0.0010	0.0004
Net increase from investment operations	0.0000	0.0001	0.0000	0.0071	0.0378	0.0443
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0070)	(0.0368)	(0.0439)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0070)	(0.0368)	(0.0439)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.02%	0.70%	3.74%	4.47%

Ratios to Average Net Assets[3]
Total expenses	0.74%[4,5]	0.83%[5]	0.88%	0.97%	0.96%	0.98%
Total expenses after fees waived and reimbursed	0.08%[4]	0.18%	0.21%	0.55%	0.68%	0.71%
Net investment income	0.00%[4,6]	0.00%[6]	0.00%[6]	0.68%	3.67%	4.41%

Supplemental Data
Net assets, end of period (000)	$100,009	$94,019	$135,353	$159,693	$154,833	$158,327

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.24% and 0.21%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BBIF Government Securities Fund

	Class 4
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0070	0.0368	0.0439
Net realized gain	0.0000	0.0001	0.0000	0.0001	0.0003	0.0003
Net increase from investment operations	0.0000	0.0001	0.0000	0.0071	0.0371	0.0442
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0070)	(0.0368)	(0.0439)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0070)	(0.0368)	(0.0439)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.02%	0.70%	3.74%	4.47%

Ratios to Average Net Assets[3]
Total expenses	0.74%[4,5]	0.81%[5]	0.87%	0.96%	0.95%	0.98%
Total expenses after fees waived and reimbursed	0.08%[4]	0.18%	0.22%	0.56%	0.68%	0.71%
Net investment income	0.00%[4,6]	0.00%[6]	0.00%[6]	0.72%	3.59%	4.41%

Supplemental Data
Net assets, end of period (000)	$143,003	$138,105	$150,166	$262,476	$255,634	$208,801

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.24% and 0.21%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	13

Financial Highlights	BBIF Treasury Fund

	Class 1
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0015	0.0251	0.0331
Net realized gain	0.0000	0.0001	0.0001	0.0001	0.0006	0.0002
Net increase from investment operations	0.0000	0.0001	0.0001	0.0016	0.0257	0.0333
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0015)	(0.0251)	(0.0331)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0015)	(0.0251)	(0.0331)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.02%	0.15%	2.53%	3.35%

Ratios to Average Net Assets[3]
Total expenses	1.32%[4,5]	1.41%[5]	1.45%	1.50%	1.53%	1.57%
Total expenses after fees waived and reimbursed	0.06%[4]	0.16%	0.20%	0.91%	1.53%	1.57%
Net investment income	0.00%[4,6]	0.00%[6]	0.00%[6]	0.12%	2.29%	3.32%

Supplemental Data
Net assets, end of period (000)	$23,149	$15,797	$25,132	$23,784	$33,561	$14,251

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.15% and 0.08%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Financial Highlights (continued)	BBIF Treasury Fund

	Class 2
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0041	0.0307	0.0385
Net realized gain	0.0000	0.0001	0.0001	0.0001	0.0003	0.0003
Net increase from investment operations	0.0000	0.0001	0.0002	0.0042	0.0310	0.0388
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0041)	(0.0307)	(0.0385)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0041)	(0.0307)	(0.0385)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.03%	0.41%	3.10%	3.91%

Ratios to Average Net Assets[3]
Total expenses	1.01%[4,5]	1.08%[5]	1.12%	1.17%	1.21%	1.26%
Total expenses after fees waived and reimbursed	0.06%[4]	0.16%	0.20%	0.70%	0.98%	1.04%
Net investment income	0.00%[4,6]	0.00%[6]	0.01%	0.33%	2.98%	3.85%

Supplemental Data
Net assets, end of period (000)	$118,794	$124,947	$160,005	$225,289	$141,916	$98,905

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.15% and 0.08%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	15

Financial Highlights (continued)	BBIF Treasury Fund

	Class 3
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0064	0.0343	0.0421
Net realized gain	0.0000	0.0001	0.0001	0.0001	0.0002	0.0003
Net increase from investment operations	0.0000	0.0001	0.0002	0.0065	0.0345	0.0424
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0064)	(0.0343)	(0.0421)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0064)	(0.0343)	(0.0421)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.03%	0.64%	3.48%	4.28%

Ratios to Average Net Assets[3]
Total expenses	0.70%[4,5]	0.78%[5]	0.81%	0.87%	0.89%	0.96%
Total expenses after fees waived and reimbursed	0.06%[4]	0.16%	0.20%	0.50%	0.62%	0.68%
Net investment income	0.00%[4,6]	0.00%[6]	0.01%	0.50%	3.22%	4.23%

Supplemental Data
Net assets, end of period (000)	$335,834	$405,216	$445,844	$640,439	$375,727	$171,739

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.15% and 0.08%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BBIF Treasury Fund

	Class 4
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0064	0.0343	0.0421
Net realized gain	0.0000	0.0001	0.0001	0.0001	0.0001	0.0002
Net increase from investment operations	0.0000	0.0001	0.0002	0.0065	0.0344	0.0423
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0002)	(0.0064)	(0.0343)	(0.0421)
Net realized gain	—	(0.0001)	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0002)	(0.0064)	(0.0343)	(0.0421)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.03%	0.64%	3.48%	4.28%

Ratios to Average Net Assets[3]
Total expenses	0.69%[4,5]	0.78%[5]	0.81%	0.87%	0.89%	0.95%
Total expenses after fees waived and reimbursed	0.06%[4]	0.15%	0.19%	0.50%	0.61%	0.68%
Net investment income	0.00%[4,6]	0.00%[6]	0.01%	0.53%	3.06%	4.24%

Supplemental Data
Net assets, end of period (000)	$813,680	$454,484	$547,903	$592,932	$499,438	$126,693

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund's share of the Master LLC's allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.15% and 0.08%, for the periods ended September 30, 2011 and March 31, 2011, respectively.
[6]	Amount is less than 0.01%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	17

Notes to Financial Statements (Unaudited)	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization and Significant Accounting Policies:

BBIF Government Securities Fund and BBIF Treasury Fund (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund is organized as Massachusetts business trust. BBIF Government Securities Fund and BBIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, (the “Master LLCs” or individually a “Master LLC”), which have the same investment objectives and strategies as the Funds. Each Master LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The percentage of the Master LLC owned by the corresponding Fund at September 30, 2011 was 55.2% for BBIF Government Securities Fund and 35.6% for BBIF Treasury Fund. The performance of each Fund is directly affected by the performance of the respective Master LLC. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Board of Trustees of the Funds and the Board of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board”. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund’s shares are divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share of a Fund represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds record their investment in the respective Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own income and expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary

18	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s respective net assets. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fees compensate BRIL for providing shareholder servicing and/or distribution-related services to shareholders.

The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses to ensure that the net expenses for BBIF Government Securities Fund’s Class 2 Shares are 0.32% higher than those of BIF Government Securities Fund and the net expenses for BBIF Treasury Fund’s Class 2 Shares are 0.35% higher than those of BIF Treasury Fund, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities Fund and BIF Treasury Fund, respectively. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2012 unless approved by the Board, including a majority of the independent Directors. These amounts are included in service and distribution fees waived-class specific in the Statements of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by administrator, expenses reimbursed by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds' Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

BBIF Government
	BBIF Securities Fund		Treasury Fund
	Six Months Ended September 30, 2011	Year Ended March 31, 2011	Six Months Ended September 30, 2011	Year Ended March 31, 2011
Class 1
Shares sold	63,942,380	188,216,637	219,411,599	281,931,260
Shares issued to shareholders in reinvestment of dividends and distributions	—	772	—	1,376
Total issued	63,942,380	188,217,409	219,411,599	281,932,636
Shares redeemed	(65,131,894)	(194,354,404)	(212,059,727)	(291,267,482)
Net increase (decrease)	(1,189,514)	(6,136,995)	7,351,872	(9,334,846)

Class 2
Shares sold and automatic conversion of shares	190,454,547	369,399,181	381,840,914	1,002,887,641
Shares issued to shareholders in reinvestment of dividends and distributions	—	4,782	—	10,938
Total issued	190,454,547	369,403,963	381,840,914	1,002,898,579
Shares redeemed	(192,088,493)	(381,551,473)	(387,998,243)	(1,037,955,739)
Net decrease	(1,633,946)	(12,147,510)	(6,157,329)	(35,057,160)

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	19

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

	BBIF Government Securities Fund		BBIF Treasury Fund
	Six Months Ended September 30, 2011	Year Ended March 31, 2011	Six Months Ended September 30, 2011	Year Ended March 31, 2011
Class 3
Shares sold	476,258,783	798,927,696	1,323,473,012	3,449,181,760
Shares issued to shareholders in reinvestment of dividends and distributions	12	9,535	31	31,494
Total issued	476,258,795	798,937,231	1,323,473,043	3,449,213,254
Shares redeemed	(470,270,608)	(840,269,260)	(1,392,867,693)	(3,489,837,590)
Net increase (decrease)	5,988,187	(41,332,029)	(69,394,650)	(40,624,336)

Class 4
Shares sold	1,199,843,627	2,603,758,632	2,647,529,387	3,600,401,378
Shares issued to shareholders in reinvestment of dividends and distributions	25	15,716	92	35,134
Total issued	1,199,843,652	2,603,774,348	2,647,529,479	3,600,436,512
Shares redeemed	(1,194,947,977)	(2,615,833,111)	(2,288,352,100)	(3,693,851,448)
Net increase (decrease)	4,895,675	(12,058,763)	359,177,379	(93,414,936)

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Portfolio Summary as of September 30, 2011	Master Government Securities LLC
and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
US Treasury Obligations	54%
Repurchase Agreements	46
Total	100%

Master Treasury LLC	Percent of Net Assets
US Treasury Obligations	100%
Total	100%

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	21

Schedule of Investments September 30, 2011 (Unaudited)	Master Government Securities LLC
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.14%, 10/06/11	$5,000	$4,999,885
0.00%, 10/13/11	25,000	25,000,000
0.03%, 10/13/11	25,000	24,999,747
0.11%, 10/13/11	10,000	9,999,603
0.23%, 10/20/11	10,000	9,998,722
0.00%, 10/27/11	40,000	40,000,000
0.02%, 11/10/11	6,124	6,123,861
0.03%, 12/08/11	45,000	44,997,412
0.01%, 12/29/11	40,000	39,999,000
0.06%, 1/19/12	25,000	24,995,375
0.05%, 3/15/12	15,000	14,996,451
0.10%, 8/23/12	40,000	39,963,556
Total US Treasury Obligations — 53.3%		286,073,612

Repurchase Agreements
Bank of America Merrill Lynch, 0.02%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$27,000,045, collateralized by US Treasury Bond,
5.00% due 5/15/37, par and fair values of
$19,750,800 and $27,540,121, respectively)	27,000	27,000,000
Citigroup Global Markets, Inc., 0.05%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$17,000,071, collateralized by US Treasury Obligations,
1.88% - 4.50% due 7/15/15 - 8/15/39, par and fair
values of $13,310,700 and $17,340,101, respectively)	17,000	17,000,000
Credit Suisse Securities, (USA), LLC, 0.05%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$17,141,071, collateralized by US Treasury Inflation
Index Bond, 0.13% due 4/15/16, par and fair values
of $16,495,000 and $17,485,820, respectively)	17,141	17,141,000
Deutsche Bank Securities, Inc., 0.05%, 10/07/11
(Purchased on 9/09/11 to be repurchased at
$25,000,972, collateralized by US Treasury STRIPS†,
0.00%, due 2/15/24 - 11/15/38, par and fair values
of $48,130,899 and $25,562,639, respectively)	25,000	25,000,000
HSBC Securities (USA), Inc., 0.03%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$27,000,068, collateralized by US Treasury Bond,
6.13% due 8/15/29, par and fair values of
$18,285,000 and $27,541,781, respectively)	27,000	27,000,000
JP Morgan Securities, Inc., 0.02%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$27,000,045, collateralized by US Treasury STRIPS†,
7.63% due 2/15/25, par and fair values of
$39,010,000 and $27,540,671, respectively)	27,000	27,000,000
Mizuho Securities USA LLC, 0.04%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$27,000,090, collateralized by US Treasury Notes,
0.63% - 1.50% due 7/31/12 – 8/31/18, par and fair
values of $27,369,300 and $27,540,068, respectively)	27,000	27,000,000
Morgan Stanley & Co. Inc., 0.02%, 10/03/11
(Purchased on 9/30/11 to be repurchased at
$27,000,045, collateralized by US Treasury Note,
1.25% due 10/31/15, par and fair values of
$26,836,500 and $27,540,073, respectively)	27,000	27,000,000
RBS Securities Inc., 0.05%, 10/03/11 (Purchased
on 9/30/11 to be repurchased at $27,000,113,
collateralized by US Treasury Notes, 0.88% - 1.00%
due 1/31/12 - 8/31/16, par and fair values of
$27,454,100 and $27,544,166, respectively)	27,000	27,000,000
UBS Securities LLC, 0.05%, 10/03/11 (Purchased
on 9/30/11 to be repurchased at $27,000,113,
collateralized by US Treasury Bond, 3.88% due
8/15/40, par and fair values of $23,444,608
and $27,540,000, respectively)	27,000	27,000,000
Total Repurchase Agreements — 46.3%		248,141,000

Total Investments (Cost — $534,214,612*) — 99.6%		534,214,612
Other Assets Less Liabilities — 0.4%		2,319,721
Net Assets — 100.0%		$536,534,333

*	Cost for federal income tax purposes.
†	Separately Traded Registered Interest and Principal of Securities (STRIPS).
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC's perceived risk of investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$286,073,612	—	$286,073,612
Repurchase Agreements	—	248,141,000	—	248,141,000
Total	—	$534,214,612	—	$534,214,612

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	Master Treasury LLC
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.00% - 0.14%, 10/06/11	$508,000	$507,998,820
0.00% - 0.11%, 10/13/11	395,000	394,997,997
0.01% - 0.07%, 10/20/11	668,570	668,567,441
0.01%, 10/27/11	475,000	475,000,000
0.01% - 0.09%, 11/03/11	212,555	212,537,941
0.02%, 11/10/11	100,260	100,257,716
0.01% - 0.02%, 11/25/11	133,852	133,848,419
0.01% - 0.02%, 12/01/11	32,000	31,999,191
0.03%, 12/08/11	60,000	59,996,550
0.02%, 12/15/11	163,634	163,627,479
0.01% - 0.02%, 12/29/11	83,867	83,863,653
0.01%, 1/12/12	7,089	7,088,150
0.01% - 0.06%, 1/19/12	148,791	148,779,249
0.02% - 0.03%, 2/02/12	6,919	6,918,523
0.02%, 2/09/12	5,264	5,263,691
0.08%, 2/16/12	200,000	199,938,222
0.02% - 0.05%, 2/23/12	65,243	65,237,207
0.01% - 0.02%, 3/01/12	131,839	131,830,934
0.05%, 3/15/12	100,000	99,976,806
0.04%, 3/29/12	10,000	9,998,240
0.02% - 0.05%, 4/05/12	24,275	24,270,505
0.03% - 0.05%, 5/03/12	77,730	77,714,423
0.10%, 8/23/12	15,000	14,986,333
Total Investments (Cost — $3,624,697,490*) — 100.0%		3,624,697,490
Other Assets Less Liabilities — 0.0%		302,867
Net Assets — 100.0%		$3,625,000,357

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC's perceived risk of investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$3,624,697,490	—	$3,624,697,490

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	23

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)	Master Government Securities LLC	Master Treasury LLC
Assets
Investments at value — unaffiliated[1]	$286,073,612	$3,624,697,490
Repurchase agreements at value — unaffiliated[2]	248,141,000	—
Cash	173	—
Contributions receivable from investors	2,365,339	420,785
Interest receivable	729	—
Prepaid expenses	7,462	10,218
Total assets	536,588,315	3,625,128,493

Liabilities
Directors’ fees payable	2,566	725
Other affiliates payable	2,694	12,775
Other accrued expenses payable	48,722	114,636
Total liabilities	53,982	128,136
Net Assets	$536,534,333	$3,625,000,357

Net Assets Consist of
Investors’ capital	$536,534,333	$3,625,000,357
[1] Investments at cost — unaffiliated	$286,073,612	$3,624,697,490
[2] Repurchase agreements at cost — unaffiliated	$248,141,000	—

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Statements of Operations

Six Months Ended September 30, 2011 (Unaudited)	Master Government Securities LLC	Master Treasury LLC
Investment Income
Interest	$211,786	$833,356

Expenses
Investment advisory	661,623	2,190,548
Accounting services	26,009	75,221
Professional	33,211	30,728
Custodian	21,101	33,686
Directors	8,096	30,629
Printing	345	1,946
Miscellaneous	8,270	21,240
Total expenses	758,655	2,383,998
Less fees waived by advisor	(661,042)	(2,143,696)
Total expenses after fees waived	97,613	240,302
Net investment income	114,173	593,054

Realized Gain
Net realized gain from investments	11,731	88,862
Net Increase in Net Assets Resulting from Operations	$125,904	$681,916

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations
Net investment income	$114,173	$822,210	$593,054	$1,544,906
Net realized gain	11,731	40,397	88,862	162,209
Net increase in net assets resulting from operations	125,904	862,607	681,916	1,707,115

Capital Transactions
Proceeds from contributions	2,686,855,130	5,679,330,714	7,397,212,154	12,725,558,637
Fair value of withdrawals	(2,647,136,170)	(5,863,968,369)	(6,399,118,155)	(12,957,269,818)
Net increase (decrease) in net assets derived from capital transactions	39,718,960	(184,637,655)	998,093,999	(231,711,181)

Net Assets
Total increase (decrease) in net assets	39,844,864	(183,775,048)	998,775,915	(230,004,066)
Beginning of period	496,689,469	680,464,517	2,626,224,442	2,856,228,508
End of period	$536,534,333	$496,689,469	$3,625,000,357	$2,626,224,442

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	25

Financial Highlights	Master Government Securities LLC

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.02%[1]	0.13%	0.18%	1.05%	4.16%	4.90%

Ratios to Average Net Assets
Total expenses	0.28%[2]	0.27%	0.26%	0.23%	0.24%	0.26%
Total expenses after fees waived and paid indirectly	0.04%[2]	0.06%	0.07%	0.20%	0.24%	0.26%
Net investment income	0.04%[2]	0.13%	0.14%	1.03%	3.99%	4.84%

Supplemental Data
Net assets, end of period (000)	$536,534	$496,689	$680,465	$1,170,448	$1,308,122	$964,413
[1] Aggregate total investment return.
[2] Annualized

Master Treasury LLC

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.02%[1]	0.08%	0.10%	0.98%	3.87%	4.70%

Ratios to Average Net Assets
Total expenses	0.17%[2]	0.18%	0.17%	0.16%	0.21%	0.26%
Total expenses after fees waived and paid indirectly	0.02%[2]	0.09%	0.14%	0.16%	0.21%	0.26%
Net investment income	0.04%[2]	0.06%	0.08%	0.81%	3.42%	4.63%

Supplemental Data
Net assets, end of period (000)	$3,625,000	$2,626,224	$2,856,229	$5,718,164	$3,486,319	$874,719
[1] Aggregate total investment return.
[2] Annualized

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Notes to Financial Statements (Unaudited)	Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLCs (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: US GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Master LLCs' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security.

Repurchase Agreements: The Master LLCs may invest in repurchase agreements. In a repurchase agreement, the Master LLCs purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLCs could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in each Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLCs’ financial statements and disclosures.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	27

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLCs entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLCs' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC pays the Manager a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Investment
Average Daily Net Assets	Advisory Fee
First $500 million	0.250%
$500 million — $1 billion	0.175%
In excess of $1 billion	0.125%

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeders that invest in the Master LLCs, respectively, to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by advisor.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Master LLC to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

For the six months ended September 30, 2011, the Master LLCs reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
to Manager
Master Government Securities LLC	$ 2,213
Master Treasury LLC	$10,643

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLCs manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLCs' Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreements

BBIF Government Securities Fund (“Government Securities Fund”) currently invests all of its investable assets in Master Government Securities LLC (“Master Government Securities”). BBIF Treasury Fund (“Treasury Fund,” and together with Government Securities Fund, the “Funds,” and each individually, a “Fund”) currently invests all of its investable assets in Master Treasury LLC (“Master Treasury” and together with Master Government Securities, the “Master LLCs,” and each individually, a “Master LLC”). The Board of Directors of each Master LLC met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (each, an “Agreement”) with BlackRock Advisors, LLC (“BlackRock” or the “Manager”), each Master LLC’s investment advisor. Since each Fund invests all of its investable assets in the relevant Master LLC, the Board of Trustees of each Fund also considered the approval of the pertinent Agreement. The Funds do not require investment advisory services since all investments are made at the Master LLC level. For simplicity, the Board of Directors of each Master LLC and together with the Board of Trustees of the related Fund, are herein referred to individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members.”

Activities and Composition of the Board

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of either the Master LLCs or the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the relevant Master LLC or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Master LLC and/or Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, each Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the pertinent Agreement, including the services and support provided by BlackRock to the relevant Master LLC and/or Fund and their shareholders and/or interest holders, as applicable (collectively referred to herein as “shareholders”). Among the matters the Boards considered, with respect to each Master LLC and/or Fund, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the relevant Master LLC and/or Fund, as applicable, and the investment performance of the relevant Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the perform-

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	29

Disclosure of Investment Advisory Agreements (continued)

ance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the relevant Master LLC and/or Fund to BlackRock; (f) sales and redemption data regarding the relevant Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, each Board reviewed materials relating to their consideration of the pertinent Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of each Board’s year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of each Master LLC, including the Independent Board Members, unanimously approved the continuation of the pertinent Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2012. The Board of each Fund, including the Independent Board Members, also considered the continuation of the pertinent Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreements, the Boards considered, with respect to each Fund and/or Master LLC, as applicable: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (f) other factors deemed relevant by the Board Members.

The Boards also considered other matters they deemed important to the approval process, with respect to each relevant Fund and Master LLC, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each relevant Fund. Throughout the year, the Boards compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by each Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards engaged in a review of BlackRock’s compensation structure with respect to each Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Master LLCs and the Funds. BlackRock and its affiliates provide the Master LLCs and the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master LLCs and the Funds by third parties) and officers and other personnel as are necessary for the operations of the Master LLCs and the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Master LLCs and the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master LLCs and the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLCs, the Funds and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of each relevant Master LLC and Fund, as applicable. The Boards noted that each Master LLC’s investment results correspond directly to the investment results of the relevant Fund. In preparation for the April 5, 2011 meeting, the Boards worked with BlackRock and Lipper to develop a template for, and were provided with, reports with respect to each Fund independently

30	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreements (continued)

prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards and each Board’s Performance Oversight and Contract Committee regularly review and meet with the management of each Master LLC to discuss the performance of the relevant Master LLC and Fund, as applicable, throughout the year.

The Board of Master Government Securities and Government Securities Fund noted that the Fund performed below the median of its Lipper Performance Universe in the three- and five-year periods reported, but that the Fund performed at or above the median of its Lipper Performance Universe in the one-year period reported. The Board and BlackRock reviewed and discussed the reasons for Government Securities Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, part of the underperformance can be attributed to Government Securities Fund being primarily held by investors “sweeping” cash into the Fund. Due to the nature of the cash investment activity of a “sweep” program, and in order to meet unknown cash requirements of investors, Master Government Securities typically carries more liquidity than money market funds with direct investments.

The Board and BlackRock discussed BlackRock’s strategy for improving Government Securities Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist Master Government Securities’ portfolio managers and to improve the Fund’s performance.

The Board of Master Treasury and Treasury Fund noted that, in general, the Fund performed better than its Peers in that Treasury Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLCs and the Funds: The Boards, including the Independent Board Members, reviewed each Master LLC’s/Fund’s contractual management fee ratio compared with the other funds in the relevant Fund’s Lipper category. They also compared each Fund’s total expense ratio, as well as each Master LLC’s/Fund’s actual management fee ratio, to those of other funds in the Fund’s Lipper category. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided to each relevant Master LLC and/or Fund. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each relevant Master LLC and/or Fund. The Boards reviewed BlackRock’s profitability with respect to each pertinent Master LLC and/or Fund, as applicable, and other funds the Boards currently oversee for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Master LLCs and the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLCs and the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of each pertinent Master LLC and Fund. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Board of Master Government Securities and Government Securities Fund noted that the Master LLC’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	31

Disclosure of Investment Advisory Agreements (concluded)

reimbursements or fee waivers. The Board also noted, however, that the Master LLC’s/Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, was lower than or equal to the median actual management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board of Master Treasury and Treasury Fund noted that the Master LLC’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Boards also noted that each Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels.

The Boards further noted that BlackRock, in its capacity as the administrator (the “Administrator”) of each of Government Securities Fund and Treasury Fund, and each Fund’s distributor had entered into a contractual arrangement with the pertinent Fund whereby the Administrator and the distributor agreed to waive all or a portion of their fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts.

The Board additionally noted that BlackRock and each Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and Master LLC to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each relevant Master LLC and Fund increase. The Boards also considered the extent to which each Master LLC and Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Master LLC and Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC.

E. Other Factors Deemed Relevant by the Board Members: The Boards, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master LLCs and the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLCs and the Funds, including for administrative, transfer agency, distribution and securities lending services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Boards further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the pertinent Agreement, each Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders of each Fund are able to redeem their Fund shares if they believe that the Fund’s and/or the pertinent Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of each Master LLC, including the Independent Board Members, unanimously approved the continuation of the pertinent Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of each Master LLC, including the Independent Board Members, was satisfied that the terms of the pertinent Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of each Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the related Master LLC and found the Agreement to be satisfactory. In arriving at their decision to approve the Agreements, the Boards of the Master LLCs did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLCs reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Funds and Master LLCs, and Paul L. Audet became Director of the Funds and Master LLCs.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	33

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

34	SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	SEPTEMBER 30, 2011	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in either of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all dividends and distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BBIFGOVTR-9/11-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: November 30, 2011

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: November 30, 2011